Subsequent Events	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Subsequent Events	22 – SUBSEQUENT EVENTS In April 2016, ZIM incorporated a wholly owned subsidiary called GeneSpans Corporation. GenSpans will fund research into genetic therapy solutions.